CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value (in dollars per share)	$ 0.002731	$ 0.002731
Common stock, shares authorized	18,307,038	18,307,038
Common Stock, Shares, Issued	6,194,475	5,808,675
Common stock, shares outstanding	6,194,475	5,808,675